SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0	$ 0	$ 2.35
Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Subsequent event, amount	$ 75.9
Subsequent event, shares issued	5,500,000
Dividend Declared [Member]
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0.30
Date dividend declared	2012-02
Date dividend paid	Mar. 31, 2012